Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Risk Management Objectives and Policies
3.	Financial risk management objectives and policies
The Group’s activities expose it to a variety of financial risks: market risk (including interest rate risk, currency risk, and other price risk), credit risk and liquidity risk. Management reviews and agrees on policies for managing each of these risks which are summarized below.

3.1	Market risk
Market risk is the risk that changes in market prices such as foreign exchange rates, interest and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

3.1.1	Interest rate risk
Interest rate risk is the risk that the Group’s earnings will be affected as a result of fluctuations in the value of financial instruments due to changes in market interest rates. The Group’s cash flow exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations
.
The Group has certain financial assets that generate interest income, however the Group is not exposed to material interest rate risk on these financial assets.
Interest rate
sensitivity (In USD)

Effect on loss
31 December 2021
+100 basis point increase	458,733
-100 basis point increase	(458,733)
31 December 2020
+100 basis point increase	838
-100 basis point increase	(838)

3.1.2	Currency risk
Currency risk is the risk that the value of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group is not exposed in its transactions denominated in AED, SAR, JOD as it is pegged against USD. The Group is exposed to currency risk because of the Group’s net investments in foreign subsidiaries. The Group’s significant exposure is from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable or payable that is denominated in the foreign currency.

The following are exchange rates applied during the year in respect of currencies where the Group has significant exposures to currency risk:

	Spot rate			Average rate
	At 31 December			At 31 December
	2021	2020	2019	2021	2020	2019
EGP	15.76	15.78 109.27 159.83	16.09 101.44 154.85	15.74	15.86 106.57 161.90	16.85 102.11 149.90
KES	113.24			109.75
PKR	177.97			163.08
EUR	1.14	—	—	1.13	—	—
Sensitivity analysis
A 10% strengthening/(weakening) of the following currency against USD currency at 31 December would have increased/(decreased) financial instruments by USD equivalent amounts shown below:

	At 31 December
In USD	2021	2020	2019
Strengthening
EGP to USD	92,200	311,602	697,423
EUR to USD	77,070	—	—
PKR to USD	66,060	45,069	(8,790)
KES to USD	29,966	8,901	(29,764)

Weakening
EGP to USD	(92,200)	(311,602)	(697,423)
EUR to USD	(77,070)	—	—
PKR to USD	(66,060)	(45,069)	8,790
KES to USD	(29,966)	(8,901)	29,764

3.1.3	Other price risk
Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from currency risk or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market.
The Group is not exposed to price risk at reporting date as it has no financial instruments which are sensitive to market prices.

3.2	Credit risk
Credit risk is a risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade and other receivables and cash and cash equivalents held with banks.

The Groups’ exposure to credit risk is influenced mainly by the individual characteristics of each counterparty. However, Management also considers the factors that may influence the credit risk of its counterparties, including the default risk of the industry and the country in which counterparties operate.
The carrying value of the financial assets represents the maximum credit exposure, which is as follows:
Exposure to credit risk

In USD	2021	2020
Cash and cash equivalents	9,529,723	10,348,732
Trade and other receivables
• Corporate customers	2,366,209	2,596,637
• Individual customers	783,018	189,253
• Others	3,454,013	74,226
Current Financial assets	10,000,880	—
Advances to shareholders	—	36,091

	26,133,843	13,244,939

(i)	Expected credit losses on trade receivables
As at 31 December 2021 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	126,342	1,239,427	995,140	409,261	409,401	184,272	101,899	757,903	4,223,645
Loss rate	0%	16.05%	24.01%	31.02%	87.54%	61.60%	72.00%	98.61%	43.98%

Expected credit losses	—	198,908	238,970	126,942	358,389	113,517	73,368	747,342	1,857,436

As at 31 December 2020 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	824,493	552,498	299,314	171,872	213,247	86,431	44,492	331,806	2,524,153
Loss rate	16.69%	15.16%	18.48%	21.85%	45.82%	53.20%	68.70%	98.91%	32.35%

Expected credit losses	137,603	83,752	55,305	37,546	97,716	45,984	30,567	328,182	816,655

Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(ii)	Expected credit losses on customer wallet receivables
As at 31 December 2021 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	134,007	279,710	73,219	92,941	113,878	99,900	118,254	417,455	1,329,364
Loss rate	—	—	—	23.00%	32.00%	45.00%	63.00%	88.41%	41.10%

Expected credit losses	—	—	—	21,377	36,441	44,955	74,500	369,073	546,346

As at 31 December 2020 (In USD)

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	—	—	85,259	—	35,753	24,514	28,009	275,741	449,276
Loss rate	—	—	—	—	22.50%	31.50%	45.00%	84.01%	57.88%

Expected credit losses	—	—	—	—	8,044	7,722	12,604	231,653	260,023

Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.

(iii)	Expected credit losses on other financial assets
Credit risk is managed on a Group basis. For banks and financial institutions, only independently rated parties with a minimum rating of BB+’ are accepted. The Group considers ‘low credit risk’ in relation to the bank balances as they have a low risk of default supported by high credit rating carried by a major credit rating agency. These financial institutions have a strong capacity to meet its contractual cash flow obligations in the near term.

3.3	Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities. Liquidity requirements are monitored on a daily basis and management ensures that sufficient cash and cash equivalents are available to meet their commitments for liabilities as they fall due.
The Group’s liquidity management involves projecting cash flows and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.
The

table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to contractual maturity dates excluding the impact of netting agreements. The amounts disclosed in the table below are the contractual undiscounted cash flows.

In USD	Maturity up to one year	Maturity after one year	Total

31 December 2021
Accounts payable, accruals and other payables	19,615,435	—	19,615,435
Interest bearing loans	60,440	337,545	397,985
Convertible notes	74,606,482	—	74,606,482
Loan from related party	478,764	—	478,764
Lease liabilities	1,287,689	3,503,443	4,791,132

	96,048,810	3,840,988	99,889,798

31 December 2020
Accounts payable, accruals and other payables	1,414,995	—	1,414,995
Lease liabilities	421,084	1,056,421	1,477,505

	1,836,079	1,056,421	2,892,500

Capital risk management
The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefit for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders or issue new shares. Management seeks to maintain a balance between higher returns and a sound capital position.